Intangible Assets and Non-financial Assets Impairment - Impairment assessment (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lighting CGU [member]
Disclosure of information for cash-generating units [line items]
Discount rate		6.10%
Display CGU [member]
Disclosure of information for cash-generating units [line items]
Discount rate	7.00%	6.10%
Terminal growth rate	1.00%	1.00%
Display Produces Plastic OLED [member]
Disclosure of information for cash-generating units [line items]
Discount rate		6.10%
Terminal growth rate		0.00%